Retirement Plans	12 Months Ended
Dec. 31, 2024
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Abstract]
Retirement Plans

18. Retirement Plans

We operate both defined benefit and defined contribution pension plans as well as other postretirement benefit plans throughout our operations in accordance with local conditions and practice. The disclosures included below relate to all pension schemes and other postretirement benefits in the Company. The majority of plans are of the defined benefit type and are funded by payments to separately administered funds.

In connection with the Combination, Smurfit Kappa acquired the existing employee benefit plans of WestRock. At the time of the acquisition, the projected benefit obligation in respect of the acquired pension and postretirement benefits amounted to $4,930 million and plan assets of $5,164 million.

After the transaction, the Company reports more than 95% of its benefit obligations by order of size in the U.S., the UK, the Netherlands, Canada, Germany, and Ireland.

In the U.S., the largest plan is the qualified WestRock Company Consolidated Pension Plan which represents more than 50% of the Company’s benefit obligations. It consolidates former WestRock plans that were frozen for salaried and non-union hourly employees at various times in the past, and nearly all remaining U.S. salaried and U.S. non-union hourly employees accruing benefits ceased accruing benefits as of December 31, 2020. In addition, the Company sponsors several smaller qualified and non-qualified pension plans and postretirement benefit plans. For the qualified plans the Company contributes the minimum required contribution in accordance with the provisions of the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations thereunder.

In the UK, the Company sponsors four pension funds of which the largest are the Smurfit Kappa UK Pension Fund which is closed to future accrual and the Field Group Pension Plan which is closed for new hires. The Company operates a defined benefit pension fund in The Netherlands for Smurfit Kappa’s current, former, and retired employees and beneficiaries.

Smurfit Westrock sponsors several defined benefit pension plans and postretirement benefit plans in Canada. The primary defined benefit pension funds are closed defined benefit plans for WestRock’s salaried employees and for unionized employees at La Tuque and Pointe-aux-Trembles.

The Company has a few pension plans in place for its current and former employees in Germany. The major plan is a closed pension plan for the employees of Smurfit Kappa. The plan is broadly unfunded with direct pension payments to retirees and beneficiaries by the Company.

In Ireland, the Company sponsors two frozen pension funds - the largest plan is the Smurfit Kappa Ireland Pension Fund for salaried employees.

The pension funds are governed by a board of trustees or similar institutes. The funding requirements are agreed between the Company, the trustees and the relevant regulators on country or state level in the UK, the Netherlands, Canada, and Ireland.

18. Retirement Plans (Continued)

The following table shows the changes in benefit obligation, plan assets and funded status for the years ended December 31:

	Defined Benefit Pension Plans				Other Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plans		Non-U.S. Plans
	2024	2023	2024	2023	2024	2023	2024	2023
Change in projected benefit obligation:
Benefit obligation at beginning of year	$42	$43	$2,406	$2,193	$—	$—	$10	$10
Service cost	11	—	32	23	—	—	3	2
Interest cost	105	2	112	91	2	—	2	—
Plan amendments	—	—	(10)	5	—	—	—	—
Actuarial (gain) loss	(81)	1	(50)	106	(2)	—	(4)	—
Benefits paid	(131)	(4)	(135)	(100)	(2)	—	(4)	(3)
Plan participant contributions	—	—	6	6	—	—	—	—
Curtailments	—	—	(1)	—	—	—	—	—
Settlements	—	—	(45)	(19)	—	—	—	—
Acquisitions	3,851	—	969	—	61	—	49	—
Other items	—	—	—	—	—	—	—	1
Foreign currency rate changes	—	—	(152)	101	—	—	(4)	—
Benefit obligation at end of year	$3,797	$42	$3,132	$2,406	$59	$—	$52	$10

	Defined Benefit Pension Plans				Other Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plans		Non-U.S. Plans
	2024	2023	2024	2023	2024	2023	2024	2023
Change in plan assets:
Fair value of plan assets at beginning of year	$31	$31	$1,886	$1,683	$—	$—	$2	$2
Actual gain on plan assets	58	3	78	128	—	—	—	—
Employer contributions	6	1	113	109	2	—	4	3
Plan participant contributions	—	—	6	6	—	—	—	—
Benefits paid	(131)	(4)	(135)	(100)	(2)	—	(4)	(3)
Settlements	—	—	(45)	(19)	—	—	—	—
Acquisitions	4,215	—	949	—	—	—	—	—
Foreign currency rate changes	—	—	(122)	79	—	—	—	—
Fair value of plan assets at end of year	$4,179	$31	$2,730	$1,886	$—	$—	$2	$2
Funded status at end of year	$382	$(11)	$(402)	$(520)	$(59)	$—	$(50)	$(8)

Amounts recognized in the Consolidated Balance Sheets:
Non-current assets	$508	$2	$127	$27	$—	$—	$—	$—
Current liabilities	(13)	(1)	(33)	(29)	(8)	—	(4)	(1)
Non-current liabilities	(113)	(12)	(496)	(518)	(51)	—	(46)	(7)
Funded status at end of year	$382	$(11)	$(402)	(520)	$(59)	$—	$(50)	$(8)

Accumulated Benefit Obligation	$3,794	$42	$3,078	$2,351

18. Retirement Plans (Continued)

The net actuarial loss (gain) in benefit obligation for the U.S. Plans and Non-U.S. Plans is generally driven by a change in discount rates and to a lesser degree the rate of compensation change in the Non-U.S. Plans.

Accumulated other comprehensive loss (income) at December 31 not yet recognized as components of net periodic benefit cost consist of:

	Defined Benefit Pension Plans				Other Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plans		Non-U.S. Plans
	2024	2023	2024	2023	2024	2023	2024	2023
Net actuarial loss (gain)	$8	$5	$659	$757	$(2)	$—	$(2)	$—
Prior service credit	—	—	(16)	(6)	—	—	—	—
Total accumulated other comprehensive loss (income)	$8	$5	$643	$751	$(2)	$—	$(2)	$—

The following table sets forth the pension plans for which their accumulated benefit obligation (“ABO”) or projected benefit obligation (“PBO”) exceeds the fair value of their respective plan assets on December 31:

	Defined Benefit Pension Plans				Other Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plans		Non-U.S. Plans
	2024	2023	2024	2023	2024	2023	2024	2023
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligation	$125	$13	$1,308	$1,417	$—	$—	$—	$—
Accumulated benefit obligation	125	13	1,266	1,374	—	—	—	—
Fair value of plan assets	—	—	779	870	—	—	—	—
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	125	13	1,262	1,362	—	—	—	—
Fair value of plan assets	—	—	774	855	—	—	—	—
Plans with accumulated postretirement benefit obligations in excess of plan assets:
Accumulated postretirement benefit obligation					59	—	52	10
Fair value of plan assets					$—	$—	$2	$2

18. Retirement Plans (Continued)

The net periodic benefit cost recognized in the Consolidated Statements of Operations is composed of the following for the years ended December 31:

	Defined Benefit Pension Plans						Other Postretirement Benefit Plans
	U.S. Plans			Non-U.S. Plans			U.S. Plans			Non-U.S. Plans
	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022
Service cost	$11	$—	$—	$32	$23	$32	$—	$—	$—	$3	$2	$2
Interest cost	105	2	1	112	91	44	2	—	—	2	—	—
Expected return on assets	(142)	(2)	—	(112)	(82)	(69)	—	—	—	—	—	—
Amortization of:
Net actuarial (gain) loss	—	(1)	—	39	33	35	—	—	—	—	—	(1)
Prior service credit	—	—	—	(1)	(1)	(1)	—	—	—	—	—	—
Curtailment gain	—	—	—	(1)	—	—	—	—	—	—	—	—
Settlement loss (gain)	—	—	—	20	8	(1)	—	—	—	—	—	—
Other one-time expense	—	—	—	—	—	—	—	—	—	—	1	—
Net periodic benefit (income) cost	$(26)	$(1)	$1	$89	$72	$40	$2	$—	$—	$5	$3	$1

Service cost is included within Cost of goods sold and Selling, general and administrative expenses while all other cost components are recorded within Pension and other postretirement non-service expense, net.

As part of the Company’s pension de-risking strategy, annuities were purchased with an insurance company for the pensioners in our Irish Executive Fund during the quarter ended June 30, 2024. As a result of this transaction, a settlement loss of $20 million occurred when approximately 70% of the projected benefit obligation was settled.

Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income for the years ended December 31:

	Defined Benefit Pension Plans						Other Postretirement Benefit Plans
	U.S. Plans			Non-U.S. Plans			U.S. Plans			Non-U.S. Plans
	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022
Net actuarial loss (gain)	$3	$—	$(2)	$(16)	$60	$(11)	$(2)	$—	$—	$(4)	$—	$(1)
Prior service (credit) cost arising during the year	—	—	—	(10)	5	(1)	—	—	—	—	—	—
Amortization of prior service credit	—	—	—	1	1	1	—	—	—	—	—	—
Amortization of actuarial gain (loss) and settlement gain (loss)	—	1	—	(59)	(41)	(34)	—	—	—	—	—	1
Exchange rate (gain) loss	—	—	—	(24)	33	(65)	—	—	—	2	—	—
Amount recognized in other comprehensive loss (income)	3	1	(2)	(108)	58	(110)	(2)	—	—	(2)	—	—
Amount recognized in net periodic pension benefit (income) cost and other comprehensive loss (income)	$(23)	$—	$(1)	$(19)	$130	$(70)	$—	$—	$—	$3	$3	$1

18. Retirement Plans (Continued)

Major actuarial assumptions used in determining the benefit obligations and net periodic pension cost for our defined benefit plans are presented in the following tables.

Weighted‐average assumptions used to determine benefit obligations as of December 31 are:

	Defined Benefit Pension Plans				Other Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plans		Non-U.S. Plans
	2024	2023	2024	2023	2024	2023	2024	2023
Discount rate	5.66%	4.93%	4.42%	3.81%	5.51%	4.93%	7.44%	3.30%
Rate of compensation increase	3.02%	5.00%	2.32%	2.64%	—%	—%	2.60%	2.60%
Interest crediting rates	4.51%	—%	1.91%	2.00%	—%	—%	—%	—%

Weighted-average assumptions used in the calculation of benefit plan expense for years ended December 31:

	Defined Benefit Pension Plans						Other Postretirement Benefit Plans
	U.S. Plans			Non-U.S. Plans			U.S. Plans			Non-U.S. Plans
	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022
Discount rate	4.93%	5.15%	2.75%	3.81%	4.15%	1.54%	4.93%	5.15%	2.75%	3.30%	3.70%	1.15%
Rate of compensation increase	5.00%	5.00%	3.50%	2.64%	2.64%	2.30%	—%	—%	—%	2.60%	2.60%	2.30%
Expected long-term rate of return on plan assets	5.85%	4.11%	3.50%	4.73%	4.79%	3.02%	—%	—%	—%	—%	3.95%	1.40%
Interest crediting rates	—%	—%	—%	2.00%	2.00%	2.00%	—%	—%	—%	—%	—%	—%

At December 31, 2024, the discount rates for both the U.S. and non-U.S. pension plans and other postretirement plans were determined based on a yield curve developed by our actuary.

Our assumption regarding the future rate of compensation increases is reviewed periodically and is based on both our internal planning projections and recent history of actual compensation increases.

We typically review our expected long-term rate of return on plan assets periodically through an asset allocation study with either our actuary or investment advisor. Our expected rates of return in fiscal 2024 are based on an analysis of our long-term expected rate of return and our current asset allocation.

Our Investment Policies and Strategies

Our investment policies and strategies guide and direct how the funds are managed for the benefit plans we sponsor. Our main funds include:

●	WestRock U.S. Pension Funds
●	Smurfit Kappa The Netherlands Pension Fund
●	WestRock Canada Pension Funds
●	Smurfit Kappa UK Pension Funds
●	WestRock UK Pension Funds
●	Smurfit Kappa Ireland Pension Funds

The Trustees of all our funded plans all use a fiduciary manager to implement the investment policy appropriate for each plan and there is an Investment Committee for each of these plans. The investment strategy varies by local legislative requirements, funded status and maturity of the plan. Periodic reviews are made of both investment policy objectives and investment manager performance.

18. Retirement Plans (Continued)

Over the last few years, we have de-risked certain plans for which market conditions were opportune to do so, using a combination of automatic triggers and decision making by the applicable Investment Committee. In these cases the investment strategy targets a percentage allocation to growth assets and a percentage allocation to liability hedging assets based on each plans funded status and local legislative requirements.

The Company has continued to implement a diversified and strategic investment approach for its various pension plans, aimed at ensuring long-term financial stability and growth. The strategy focuses on balancing risk and return by investing in a mix of equities, fixed-income securities, alternative assets and property. In alignment with our fiduciary responsibilities, we have prioritized sustainable investment practices, incorporating environmental, social and governance (ESG) criteria into the decision-making process. The diversified portfolios have been designed to withstand market volatility while maximizing returns to meet the future obligations of our pension plan beneficiaries. Through regular monitoring and adjustments, we aim to achieve consistent, risk-adjusted performance to safeguard the financial security of our employees’ retirement funds.

Investments are diversified across asset classes and within each asset class to minimize the risk of large losses. Derivatives, including swaps, forward and future contracts may be used as asset class substitutes or for hedging or other risk management purposes. All the plans hold highly diversified investment portfolios that are not reliant on any single named stocks or specific parts of the market.

Valuation of Our Plan Assets

Pension assets are stated at fair value or Net Asset Value (“NAV”). Fair value is based on the amount that would be received to sell an asset or paid to settle a liability, in an orderly transaction between market participants at the reporting date. We consider both observable and unobservable inputs that reflect assumptions applied by market participants when setting the exit price of an asset or liability in an orderly transaction within the principal market for that asset or liability.

We typically review our expected long-term rate of return on plan assets periodically through an asset allocation study with either our actuary or investment advisor. We value the pension plan assets based upon the observability of exit pricing inputs and classify pension plan assets based upon the lowest level input that is significant to the fair value measurement of the pension plan assets in their entirety.

The Company’s weighted target asset allocations are as follows:

	Defined Benefit Pension Plans		Other Postretirement Benefit Plans
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
	2024	2024	2024	2024
Equities	29%	16%	—%	—%
Fixed Income	60%	73%	—%	—%
Real Estate	3%	—%	—%	—%
Other (incl. Liability-Driven Investments (“LDI”))	8%	11%	—%	100%

Fair Value Measurement

The guidance for fair value measurements and disclosure sets out a fair value hierarchy that group fair value measurement inputs into the three classifications outlined in the table below. Transfers between levels are recognized at the end of the reporting period.

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Observable market-based inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3: Unobservable inputs for the asset or liability reflecting the reporting entity’s own assumptions or external inputs from inactive markets.

18. Retirement Plans (Continued)

The following table summarizes our pension plan assets measured at fair value on a recurring basis (at least annually) as of December 31:

	Defined Benefit Pension Plans
	U.S. Plans
	2024				2023
	Quoted Prices in				Quoted Prices in
	Active Markets	Significant Other	Significant		Active Markets	Significant Other	Significant
	For Identical	Observable Inputs	Unobservable		For Identical	Observable Inputs	Unobservable
Asset Class	Assets (Level 1)	(Level 2)	Inputs (Level 3)	Total	Assets (Level 1)	(Level 2)	Inputs (Level 3)	Total
Cash	$224	$—	$—	$224	$1	$—	$—	$1
Equity	483	2	—	485	—	3	—	3
Government Bonds	—	356	—	356	—	—	—	—
Corporate Bonds	154	2,585	—	2,739	—	26	—	26
Real Estate / Property	—	1	—	1	—	1	—	1
Insurance Contracts	—	—	—	—	—	—	—	—
Derivatives	—	10	—	10	—	—	—	—
Investment Funds	—	—	—	—	—	—	—	—
Other (incl. LDI)	—	1	—	1	—	—	—	—
Total assets measured using fair value hierarchy	$861	$2,955	$—	$3,816	$1	$30	$—	$31
Assets measured at NAV				363				—
Total assets				$4,179				$31

	Defined Benefit Pension Plans
	Non-U.S. Plans
	2024				2023
	Quoted Prices in				Quoted Prices in
	Active Markets	Significant Other	Significant		Active Markets	Significant Other	Significant
	For Identical	Observable Inputs	Unobservable		For Identical	Observable Inputs	Unobservable
Asset Class	Assets (Level 1)	(Level 2)	Inputs (Level 3)	Total	Assets (Level 1)	(Level 2)	Inputs (Level 3)	Total
Cash	$21	$55	$—	$76	$23	$8	$—	$31
Equity	509	97	1	607	348	88	13	449
Government Bonds	313	489	—	802	653	34	—	687
Corporate Bonds	190	516	—	706	158	178	—	336
Real Estate / Property	8	50	24	82	3	64	28	95
Insurance Contracts	—	—	29	29	—	—	35	35
Derivatives	—	(120)	—	(120)	—	(29)	—	(29)
Investment Funds	—	19	—	19	—	—	—	—
Other (incl. LDI)	13	62	77	152	1	180	101	282
Total assets measured using fair value hierarchy	$1,054	$1,168	$131	$2,353	$1,186	$523	$177	$1,886
Assets measured at NAV				377				—
Total assets				$2,730				$1,886

18.  Retirement Plans (Continued)

	Other Postretirement Benefit Plans
	Non-U.S. Plans
	2024				2023
	Quoted Prices in				Quoted Prices in
	Active Markets	Significant Other	Significant		Active Markets	Significant Other	Significant
	For Identical	Observable	Unobservable		For Identical	Observable	Unobservable
Asset Class	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)	Total	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)	Total
Insurance Contracts	$—	$—	$2	$2	$—	$—	$2	$2
Total assets measured using fair value hierarchy	$—	$—	$2	$2	$—	$—	$2	$2
Assets measured at NAV				—				—
Total assets				$2				$2

The assets recognized for the OPEB plans are pledged insurance contracts in respect of specific German benefits. These insurance contracts are considered level 3 plan assets.

NAV Measurement

Commingled fund investments are valued at the NAV per share multiplied by the number of shares held. The determination of NAV for the commingled funds includes market pricing of the underlying assets as well as broker quotes and other valuation techniques. Fixed income and fixed income related instruments consist of commingled debt funds, which are valued at their NAV per share multiplied by the number of shares held. The determination of NAV for the commingled funds includes market pricing of the underlying assets as well as broker quotes and other valuation techniques.

We maintain holdings in certain private equity partnerships and private real estate investments for which a liquid secondary market does not exist. The private equity partnerships are commingled investments. Valuation techniques, such as discounted cash flow and market based comparable analyses, are used to determine fair value of the private equity investments. Unobservable inputs used for the discounted cash flow technique include projected future cash flows and the discount rate used to calculate present value. Unobservable inputs used for the market-based comparisons technique include earnings before interest, taxes, depreciation and amortization multiples in other comparable third party transactions, price to earnings ratios, liquidity, current operating results, as well as input from general partners and other pertinent information. Private equity investments have been valued using NAV as a practical expedient.

Private real estate investments are commingled investments. Valuation techniques, such as discounted cash flow and market based comparable analyses, are used to determine fair value of the private equity investments. Unobservable inputs used for the discounted cash flow technique include projected future cash flows and the discount rate used to calculate present value. Unobservable inputs used for the market-based comparison technique include a combination of third-party appraisals, replacement cost, and comparable market prices. Private real estate investments have been valued using NAV as a practical expedient.

Equity-related investments are hedged equity investments in a commingled fund that consist primarily of equity indexed investments which are hedged by options and also hold collateral in the form of short-term treasury securities. Equity related investments have been valued using NAV as a practical expedient.

18. Retirement Plans (Continued)

A reconciliation of the beginning and ending balances of the pension plan assets measured at fair value using significant unobservable inputs (Level 3) is presented below:

	Defined Benefit Pension Plans
	Non-U.S. Plans
	Balance at	Actual return on		Sales and		Balance at
	December 31, 2023	plan assets	Purchases	settlements	Currency Impact	December 31, 2024
Equity	$13	$—	$—	$(12)	$—	$1
Real Estate / Property	28	(1)	6	(8)	(1)	24
Insurance Contracts	35	(3)	1	(2)	(2)	29
Other (incl. LDI)	101	1	5	(26)	(4)	77
Total assets	$177	$(3)	$12	$(48)	$(7)	$131

	Other Postretirement Benefit Plans
	Non-U.S. Plans
	Balance at	Actual return on		Sales and		Balance at
	December 31, 2023	plan assets	Purchases	settlements	Currency Impact	December 31, 2024
Insurance Contracts	$2	$—	$3	$(3)	$—	$2
Total assets	$2	$—	$3	$(3)	$—	$2

	Defined Benefit Pension Plans
	Non-U.S. Plans
	Balance at	Actual return on		Sales and		Balance at
	December 31, 2022	plan assets	Purchases	settlements	Currency Impact	December 31, 2023
Equity	$—	$—	$13	$—	$—	$13
Real Estate / Property	41	3	—	(17)	1	28
Insurance Contracts	31	2	3	(2)	1	35
Other (incl. LDI)	62	10	38	(12)	3	101
Total assets	$134	$15	$54	$(31)	$5	$177

	Other Postretirement Benefit Plans
	Non-U.S. Plans
	Balance at	Actual return on		Sales and	Currency	Balance at
	December 31, 2022	plan assets	Purchases	settlements	Impact	December 31, 2023
Insurance Contracts	$2	$—	$—	$—	$—	$2
Total assets	$2	$—	$—	$—	$—	$2

The assumed healthcare cost trend rates as of December 31 are:

	Other Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans

	Years ended in December 31,
	2024	2023	2024	2023
Health care cost trend rate assumed for next year	6.29%	5.14%	5.56%	—%
Rate to which the cost trend rate gradually declines	4.00%	5.00%	5.56%	—%
Year the rate reaches the ultimate rate	2048	2025	2024	—

18. Retirement Plans (Continued)

Pension Plan Contributions and Benefit Payments

Established funding standards govern the funding requirements for our qualified and approved pensions in various jurisdictions. We fund the benefit payments of our nonqualified or unfunded plans as benefit payments come due.

During 2025, based on estimated year-end asset values and projection of plan liabilities we expect to make contributions and/or benefit payments of approximately: $55 million for our non-qualified or unfunded plans and $80 million for our qualified or funded plans.

At December 31, 2024, projected future pension and other postretirement benefit payments (excluding any termination benefits) were as follows:

	Defined Benefit	Other Postretirement
Year ending December 31,	Pension Plans	Benefit Plans
2025	$452	$13
2026	457	12
2027	466	11
2028	470	10
2029	470	9
2030-2034	2,535	44

Defined Contribution Plans

We have 401(k) plans that cover certain U.S. salaried, union and non-union hourly employees, generally subject to an initial waiting period. The 401(k) plans permit participants to make contributions by salary reduction pursuant to Section 401(k) of the Internal Revenue Code. At December 31, 2024, our contributions may be up to 7.5% for U.S. salaried and non-union hourly employees, consisting of a match of up to 5% and an automatic employer contribution of 2.5%.

Outside the U.S., the Company operates various defined contribution plans for its employees in line with local market practice and the tax and legal rules in the jurisdictions in which they operate.

The expense for defined contribution pension plans for the years ended December 31, 2024, 2023 and 2022, was $170 million, $79 million, and $75 million, respectively. The increase in the expense for the year ended December 31, 2024 was due to the Combination.

Multiemployer Plans

As a result of the acquisition of WestRock, we participate in several multiemployer pension plans (“MEPP” or “MEPPs”) that provide retirement benefits to certain union employees in accordance with various collective bargaining agreements and WestRock has participated in other MEPPs in the past. In the normal course of business, we evaluate our potential exposure to MEPPs, including potential withdrawal liabilities. In fiscal 2018, WestRock submitted formal notification to withdraw from the Pace Industry Union-Management Pension Fund (“PIUMPF”) and recorded a withdrawal liability and a liability for their proportionate share of PIUMPF’s accumulated funding deficiency (“AFD”). Subsequently, in fiscal 2019 and 2020, WestRock received demand letters from PIUMPF, including a demand for withdrawal liabilities and for their proportionate share of PIUMPF’s AFD. In July 2021, PIUMPF filed suit against WestRock in the U.S. District Court for the Northern District of Georgia claiming the right to recover their pro rata share of the pension fund’s AFD along with interest, liquidated damages and attorney’s fees.

18. Retirement Plans (Continued)

In connection with the Combination, we assumed withdrawal liabilities of $169 million, including liabilities associated with PIUMPF’s AFD demands.

In November 2024, PIUMPF and the Company entered mediation and reached resolution of the litigation. In December 2024, we paid $37 million to settle the AFD matter with each party bearing their own attorney’s fees in connection with the litigation. The litigation was subsequently dismissed with prejudice. We adjusted the provisional amount recognized in the Combination to the settlement amount with an offsetting credit to goodwill. At December 31, 2024, we had recorded withdrawal liabilities of $131 million.

With respect to certain other MEPPs, in the event we withdraw from one or more of the MEPPs in the future, it is reasonably possible that we may incur withdrawal liabilities in connection with such withdrawals. Our estimate of any such withdrawal liabilities, both individually and in the aggregate, are not material for the remaining plans in which we participate.